Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.000002	$ 0.000002
Common Stock, Shares Authorized	17,500,000,000	17,500,000,000
Ordinary shares, shares issued	12,255,200	9,250,000
Common Stock, Shares, Outstanding	12,255,200	9,250,000
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.000002	$ 0.000002
Common Stock, Shares Authorized	7,500,000,000	7,500,000,000
Ordinary shares, shares issued	15,750,000	15,750,000
Common Stock, Shares, Outstanding	15,750,000	15,750,000